Income Tax Expense (Details Narrative)	12 Months Ended
Dec. 31, 2025 CAD ($)
Income tax expense
State and local	8.00%
Federarl tax rate	15.00%
Income from foreign countries	$ 1,656,552
Foreign country tax rate	30.00%